CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, issued shares	0	0	0	0
Preferred stock, outstanding shares	0	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, issued shares	13,485,472	11,639,066	9,992,828	6,597,331
Common stock, outstanding shares	13,485,472	11,639,066	9,992,828	6,597,331